RESTRICTED CASH (Tables)	12 Months Ended
Dec. 31, 2023
Restricted Cash [Abstract]
Disclosure of detailed information about non-current restricted cash [Table Text Block]

	December 31, 2023	December 31, 2022
Nevada Division of Environmental Protection(1)	$18,408	$17,702
Chartis Commutation Account(2)	-	28,365
SAT Primero tax dispute(3)	107,165	79,126
Non-Current Restricted Cash	$125,573	$125,193

1. On November 2, 2021, the Company executed an agreement with the Nevada Division of Environmental Protection ("NDEP") relating to funds required to establish a trust agreement to cover post-closure water treatment cost at Jerritt Canyon. During the year ended December 31, 2022, the Company funded $17.7 million into a trust; these amounts are included within non-current restricted cash.

2 The Company owns an environmental risk transfer program (the "ERTP") for Jerritt Canyon from American Insurance Group ("AIG"). As part of the ERTP, $28.7 million was on deposit in an interest-bearing account with AIG (the "Commutation Account"). The Commutation Account principal plus interest earned on the principal is used to fund ongoing reclamation and mine closure obligations. The Company elected to extinguish all rights under the policy releasing AIG from reclamation cost and financial assurance liabilities by replacing the policy with surety bonds on June 28, 2023. During the third quarter of 2023, the NDEP and the USDA Forest Services ("USFS") accepted replacement of the surety bonds and the Company received total funds of $28.7 million.

3. In connection with the dispute between Primero Empresa Minera, S.A. de C.V. ("PEM") and the Servicio de Admistracion Tributaria ("SAT") in relation to the advanced pricing agreement (Note 28), the tax authority has frozen a PEM bank account with funds of $107.2 million (1,810 million MXN) as a guarantee against certain disputed tax assessments. This balance consists of Value Added Tax ("VAT") refunds that the Company has received which were previously withheld by the tax authority. The Company does not agree with SAT's position and has challenged it through the relevant legal channels.